Warrants Presented at Fair Value	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
WARRANTS PRESENTED AT FAIR VALUE
NOTE 12:-	Warrants presented at fair value

The Company’s outstanding warrants classified as a liability as of December 31, 2020 are as follows:

Outstanding	Exercise price		Issuance year		Exercisable through		Fair value

120,000	$0.92	(*)	2014		(****	)	$2,002	(******)
374,001	1.50		2016		2021		91	(******)
905,555	0.17		2017		2022		108,090	Refer to Note 8.a.
436,666	1.50		2017		2022		4,266	(******)
33,332	1.20		2017		2022		485	Refer to Note 8.a.
33,332	1.00		2017		2022		485	Refer to Note 8.a.
675,926	(**	)	2017		2022		155,839	(******)
11,111	1.20		2017		2022		143	Refer to Note 11.b.1.
1,659,971	0.17		2018		2022		199,083	Refer to Note 8.a.
29,411,765	0.17		2018		2021	(*****)	2,598,037	Refer to Note 8.c.
15,096,365	(***	)	(***	)	(***	)	1,333,511	Refer to Note 8.c.
1,411,765	0.17		2019		2024		204,242	Refer to Note 8.e.
5,882,352	0.17		2019		2021		430,469	Refer to Note 8.f.
18,382,352	0.17		2019		2021	(*****)	1,623,773	Refer to Note 8.c.
13,970,587	0.17		2019		2021		1,334,255	Refer to Note 8.g.
246,294	0.17		2020		2021	(*****)	21,756	Refer to Note 8.c.
8,000,000	$0.26		2020		2022		$691,473	Refer to Note 3

96,651,374							$8,708,000	(*******)

(*)	Subject to changes as describe in the agreement.

(**)	Less than $0.01.

(***)	Since the actual number of warrants cannot be determined as of December 31, 2020, the outstanding amounts were calculated based on an exercise price of $0.17, which results in the maximum potential amount of warrants.

(****)	M&A or qualified PO as described in the agreement.

(*****)	Two years from the registration statement or a PO, the earlier.

(******)	Issued in connection with the 2014 through 2017 financing rounds.

(*******)	Contains warrants presented at fair value within current liabilities of $7,343,894 and within non-current liabilities of $1,364,106.

The Company’s outstanding warrants classified as a liability as of December 31, 2019 are as follows:

Outstanding	Exercise price	Issuance year	Exercisable through	Fair value

120,000	$0.92(*)	2014	(*****)	$6	(********)
296,813	1.50	2015	2020	-	(********)
374,001	1.50	2016	2021	2	(********)
905,555	0.17	2017	2022	22,027	Refer to Note 8.a.
333,333	1.50	2017	2022	96
53,333	1.50	2017	2022	2
50,000	1.50	2017	2022	3
33,332	1.20	2017	2022	16	Refer to Note 8.a.
33,332	1.00	2017	2022	16	Refer to Note 8.a.
675,926	(**)	2017	2022	68,275
11,111	1.20	2017	2022	4	Refer to Note 11.b.1.
300,000	0.50	2018	2023	1,560
1,659,971	0.17	2018	2022	11,522	Refer to Note 8.a.
29,411,765	0.17(***)	2018	2021(******)	420,386	Refer to Note 8.c.
15,441,177	(****)	(****)	(****)	220,704	Refer to Note 8.c.
6,617,647	0.17(***)	2018	2020(*******)	50,510
11,764,706	0.17(***)	2018	2020(*******)	107,602
1,411,765	0.17(***)	2019	2024	49,100	Refer to Note 8.e.
5,882,352	0.17(***)	2019	2021(*******)	61,541	Refer to Note 8.f.
18,382,352	0.17(***)	2019	2021(******)	262,742	Refer to Note 8.c.
13,970,587	$0.17(***)	2019	2021(*******)	$227,998	Refer to Note 8.g.

107,729,058				$1,504,112	(*********)

(*)	Subject to changes as describe in the agreement.

(**)	Less than $0.01.

(***)	Subject to a mechanism described in the agreement but not less than $0.17, therefore, the outstanding amounts were calculated based on an exercise price of $0.17, which results in the maximum potential amount of warrants.

(****)	Since the actual number of warrants cannot be determined as of December 31, 2019, the outstanding amounts were calculated based on an exercise price of $0.17, which results in the maximum potential amount of warrants.

(*****)	M&A or qualified PO as described in the agreement.

(******)	Two years from the registration statement or a PO, the earlier

(*******)	Two years or a PO, the earlier.

(********)	Issued in connection with the 2016, 2015 and 2014 financing rounds.

(*********)	Contains warrants presented at fair value within current liabilities of $158,112 and within non-current liabilities of $1,346,000.